GENERAL INFORMATION (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 02, 2022	Mar. 01, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 23, 2021
Net loss			$ 17,202	$ 13,846	$ 13,836
Accumulated deficit			$ 108,185	$ 90,983
Private Placement [Member]
Minimum bid price value						$ 1.00
Subsequent Event [Member] | March 2022 Registered Direct Offering [Member]
Proceeds from Issuance of shares and Warrants	$ 10,000
Net proceeds of shares and warrant from registered direct offering	$ 8,900	$ 8,900